UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
December 23, 2008 to January 20, 2009

Commission File Number of issuing entity:	333-133770-03

Volkswagen Auto Lease Trust 2006-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-133770

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Delaware Delaware	38-6738618 11-365048-3

State or other jurisdiction of incorporation or organization of the issuing entity	(I.R.S. Employer Identification Nos. for issuing entity and depositor, respectively)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171

(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Auto Lease Asset Backed Notes, Series 2006-A, Class A-1 Notes, Class A-2 Notes, Class A-3 Notes and Class A-4 Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.
     Response to Item 1 is set forth in Exhibit 99.1.
PART II—OTHER INFORMATION

Item 2.	Legal Proceedings.
     Not applicable

Item 3.	Sales of Securities and Use of Proceeds.
     Not applicable

Item 4.	Defaults Upon Senior Securities.
     Not applicable

Item 5.	Submission of Matters to a Vote of Security Holders.
     Not applicable

Item 6.	Significant Obligors of Pool Assets.
     Not applicable

Item 7.	Significant Enhancement Provider Information.
     Not applicable

Item 8.	Other Information.
     Not applicable

Item 9.	Exhibits.
     Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

January 20, 2009	VOLKSWAGEN AUTO LEASE TRUST 2006-A By VW Credit, Inc. as Servicer
	By:	/s/ Dennis Tack
	Name:	Dennis Tack
	Title:	Controller